Related Party Transactions and Arrangements (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of amounts payable to related parties
	March 31, 2023	March 31, 2022
Due to a director and CEO (1) :	$683,560	$1,561,244
(1)	Due to foreign exchange restrictions, the Company’s director and CEO, Mr. Lei Liu personally lent U.S. dollars to the Company to facilitate its payments of expenses in the United States.